Accounting Policies - Cash and Cash Equivalents (Details)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
U.S. Dollar
Cash and Cash Equivalents and Temporary Investments
Yield on cash and cash equivalents (as percent)	4.99%	4.65%
Mexican Peso
Cash and Cash Equivalents and Temporary Investments
Yield on cash and cash equivalents (as percent)	10.73%	11.09%